Related Parties Transactions and Balances (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of balances with related parties [Abstract]
Employees payable	$ 414	$ 341
Accounts payable	61	71
Total	$ 475	$ 412